DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of deferred income tax assets and liabilities, net and the actions for recourse tax receivable

	As of December 31,
	2019	2018
Tax carryforward	(8,590)	(4,408)
Allowance for doubtful accounts	(1,513)	(1,422)
Provisions	(1,529)	(1,634)
PP&E and Intangible assets	51,922	45,825
Cash dividends from foreign companies	515	642
Income tax inflation adjustment effect	12,346	—
Other deferred tax liabilities (assets), net	(22)	(109)
Total deferred tax liabilities, net	53,129	38,894
Actions for recourse tax receivable	(870)	(1,259)
Total deferred tax liability, net	52,259	37,635

Net deferred tax assets	(293)	(120)
Net deferred tax liabilities	52,552	37,755

Schedule of maturities of estimated tax carryforward

	Tax carryforward	Tax carryforward amount	Tax carryforward
Company	generation year	as of 12.31.2019	expiration year
Inter Radios	2015	6	2020
Inter Radios	2017	2	2022
Inter Radios	2018	2	2023
Telecom Argentina	2018	15,765	2023
Telecom Argentina	2019	12,525	2024
Adesol	2019	400	2024
		28,700

Schedule of income tax (expense) benefit

Income tax (expense) benefit consists of the following:

	Years ended December 31,
	2019	2018	2017
	Profit (loss)
Current tax expense	(161)	—	(7,414)
Deferred tax benefit	(14,009)	4,366	(1,072)
Income tax (expense) benefit	(14,170)	4,366	(8,486)

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	Years ended December 31,
	2019	2018	2017
	Profit (loss)
Pre-tax income	10,282	4,150	23,653
Non-taxable items - Earnings from associates	187	(363)	(543)
Non-taxable items – valuation differences of foreign investments	(10,543)	—	—
Non-taxable items - Other	(794)	(428)	195
Equity, Goodwill and others restatement in current currency	67,999	55,427	2,084
Subtotal	67,131	58,786	25,389
Weighted statutory income tax rate	26.14%	25.37%	35%
Income tax expense at weighted statutory tax rate	(17,546)	(14,913)	(8,886)
Deferred tax liability restatement in current currency and other	18,550	19,309	400
Income tax inflation adjustment	(15,194)	—	—
Actions for recourse	52	68	—
Income tax on cash dividends of foreign companies	(32)	(98)	—
Income tax (expense) benefit	(14,170)	4,366	(8,486)